Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company

24. Condensed financial information of the parent company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	2,511,803,710	543,307,703	79,020,828
Short-term amounts due from related parties	2,277,228,227	2,970,270,234	432,007,888
Other current assets	4,564,046	1,715,437	249,500
Total current assets	4,793,595,983	3,515,293,374	511,278,216
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	4,585,078,902	7,312,249,746	1,063,522,616
Total non-current assets	4,585,078,902	7,312,249,746	1,063,522,616
TOTAL ASSETS	9,378,674,885	10,827,543,120	1,574,800,832

24.Condensed financial information of the parent company – continued

Condensed balance sheets - continued

	As of December 31,
	2017	2018
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	1,378,058	2,536,138	368,866
Short-term amounts due to related parties	4,971,082	4,393,726	639,041
Total current liabilities	6,349,140	6,929,864	1,007,907
TOTAL LIABILITIES	6,349,140	6,929,864	1,007,907
Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 266,884,398 shares issued and 262,347,283 shares outstanding, as of December 31, 2017; 656,508,828 shares authorized, 243,425,092 shares issued and 232,952,916 shares outstanding, as of December 31, 2018)	177,140	161,442	23,481
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2017 and 2018)	43,836	43,836	6,376
Treasury stock	(421,164,802)	(362,130,324)	(52,669,671)
Additional paid-in capital	5,441,668,033	4,030,410,733	586,198,929
Accumulated other comprehensive income/(loss)	(329,387,410)	(44,858,239)	(6,524,361)
Retained earnings	4,680,988,948	7,196,985,808	1,046,758,171
Total shareholders’ equity	9,372,325,745	10,820,613,256	1,573,792,925
TOTAL LIABILITIES
AND SHAREHOLDERS’ EQUITY	9,378,674,885	10,827,543,120	1,574,800,832

Condensed statements of comprehensive income

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Share-based compensation expense	(22,133,620)	(66,522,766)	(55,734,443)	(8,106,239)
General and administrative	—	(7,263,250)	(26,615,449)	(3,871,057)
Interest and investment income, net	—	6,189,009	9,919,513	1,442,733
Other non-interest income	—	—	5,701,978	829,318
Foreign exchange loss, net	—	—	(92,089,724)	(13,393,895)
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	598,786,238	2,315,454,720	2,549,589,488	370,822,411
Net income before income taxes	576,652,618	2,247,857,713	2,390,771,363	347,723,271
Income tax expense	—	—	—	—
Net income	576,652,618	2,247,857,713	2,390,771,363	347,723,271
Other comprehensive income
Foreign currency translation adjustment	—	(329,387,410)	284,529,171	41,383,052
Total comprehensive income	576,652,618	1,918,470,303	2,675,300,534	389,106,323

24. Condensed financial information of the parent company – continued

Condensed statements of cash flows

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	576,652,618	2,247,857,713	2,390,771,363	347,723,271
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(598,786,238)	(2,315,454,720)	(2,549,589,488)	(370,822,411)
Share-based compensation expense	22,133,620	66,522,766	55,734,443	8,106,239
Foreign exchange loss net	—	—	92,089,724	13,393,895
Changes in operating assets and liabilities:
Receivables from related party	—	(22,577)	(5,508,535)	(801,183)
Other current receivables	—	(4,564,046)	2,848,608	414,313
Other current payables	—	1,378,058	1,158,081	168,436
Net cash used in operating activities	—	(4,282,806)	(12,495,804)	(1,817,440)
Net cash used in investing activities	—	(2,033,240,388)	(562,307,977)	(81,784,303)
Net cash (used in) /provided by financing activities	—	4,881,181,230	(1,410,797,361)	(205,191,966)
Effect of exchange rate changes on cash and cash equivalents	—	(331,854,326)	17,105,135	2,487,839
Net (decrease)/increase in cash and cash equivalents	—	2,511,803,710	(1,968,496,007)	(286,305,870)
Cash and cash equivalents at beginning of the year	—	—	2,511,803,710	365,326,698
Cash and cash equivalents at end of the year	—	2,511,803,710	543,307,703	79,020,828

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements